Capital Stock (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Outstanding and Exercisable Stock Purchase Warrants

At December 31, 2019, outstanding and exercisable stock purchase warrants consisted of the following:

	Number of Shares	Weighted Averaged Exercise Price	Weighted Average Life Remaining (Years)
Outstanding at March 31, 2019	$8,143,115	$2.09	4.35
Granted	710,317	2.35	4.43
Exercised	-	-	-
Forfeited or cancelled	224,000	2.50	-
Outstanding at December 31, 2019	8,629,432	$2.10	3.78
Exercisable at December 31, 2019	8,629,432	$2.10	3.78

At March 31, 2019, March 31, 2018, and December 31, 2017, outstanding and exercisable stock purchase warrants consisted of the following:

	December 31, 2017
	Number of Shares	Weighted Averaged Exercise Price	Weighted Average Life Remaining (Years)
Outstanding at December 31, 2016	720,000	$2.22	1.95
Granted	4,542,338	2.23	1.9
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Outstanding at December 31, 2017	5,262,338	$2.43	1.77
Exercisable at December 31, 2017	5,262,338	$2.43	1.77

	March 31, 2018
	Number of Shares	Weighted Averaged Exercise Price	Weighted Average Life Remaining (Years)
Outstanding at December 31, 2017	5,262,338	$2.50	1.77
Granted	3,609,822	2.42	5.13
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Outstanding at March 31, 2018	8,872,160	$2.23	2.97
Exercisable at March 31, 2018	8,872,160	$2.23	2.97

	March 31, 2019
	Number of Shares	Weighted Averaged Exercise Price	Weighted Average Life Remaining (Years)
Outstanding at March 31, 2018	8,872,160	$2.23	2.97
Granted	4,233,274	2.23	4.62
Exercised	(1,987,519)	2.41	-
Forfeited or cancelled	(2,974,800)	2.47	-
Outstanding at March 31, 2019	8,143,115	$2.09	4.35
Exercisable at March 31, 2019	8,143,115	$2.09	4.35